Trade receivables and other current assets	12 Months Ended
Dec. 31, 2022
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Trade receivables and other current assets
Note 11. Trade receivables and other current assets
Accounting policies for trade receivables and other current assets are described in Note 9.1.
11.1 Trade receivables

	As of December 31,	As of December 31,
	2021	2022

	$ in thousands
Trade receivables	20,390	772
Allowance for expected credit losses	(29)	—

Total net value of trade receivables	20,361	772

All trade receivables have payment terms of less than one year. The trade receivables in 2022 are mainly due to a change of control provision of a licensee pursuant to the terms of its license agreement with Cellectis and amendment to such license agreement (extension of its option term) for $0.5 million.
The trade receivables in 2021 were mainly due to an agreement with Cytovia Therapeutics, Inc. (“the Cytovia agreement”) that Cellectis entered into on February 12, 2021. The consideration to Cellectis included a trade receivable of $20 million issued by Cytovia to Cellectis.
On April 26, 2022, we signed a second amendment of the Cytovia Agreement so that the right for Cellectis to receive an upfront cash payment or equity stake in Cytovia of $20 million is exchanged for a convertible note for a nominal amount of $20 million and a warrant, which is exercisable in connection with Cytovia’s combination with a special purpose acquisition company (“the convertible note”). This note was extended on December 22, 2022 with a maturity date on June 30, 2023.
The amended convertible

note bears
10
% interest and converts (i) automatically in connection with certain fundamental transactions by which Cytovia becomes a publicly traded company, and (ii) at our option in connection with a company sale, certain financing transactions and at maturity, in each case, into a number of shares of Cytovia equity securities that varies depending on such scenario. In certain scenarios (e.g., in connection with certain financing transactions), we may elect for the note to be paid in cash before its maturity date on June 30, 2023. On April 26, 2022, the Cytovia convertible note was reclassified from receivables to a current financial asset (refer to note 12.1).

11.2 Subsidies receivables

	As of December 31,	As of December 31,
	2021	2022

	$ in thousands
Research tax credit	9,268	14,496

Total subsidies receivables	9,268	14,496

Research tax credit receivables as of December 31, 2022 include the accrual for a French research tax credit related to 2022 for $6.7 million and to previous periods for $7.2 million. The remaining amount relates to refundable tax credits in the United States. During December 2018, the French Tax Authority initiated an audit related to the 2014, 2015, 2016 and 2017 French research tax credits. In January 2022, a legal court confirmed that Cellectis was entitled to receive the amounts related to 2017 and 2018 tax credits. $0.8 million were collected in February 2022. On March 15, 2022, the French tax authorities appealed this decision to the Paris Administrative Court of Appeal and requested that the decision be reversed. On May 18, 2022, the Company filed its observations in defense, so that the litigation is pending before the Court.
Research tax credit receivables as of December 31, 2021 include the accrual for a French research tax credit related to 2021 for $7.9 million and to previous periods for $1.2 million. The remaining amount relates to refundable tax credits in the United States.
11.3 Other current assets

	As of December 31,	As of December 31,
	2021	2022

	$ in thousands
VAT receivables	1,398	1,140
Prepaid expenses and other prepayments	8,171	6,233
Tax and social receivables	46	1,166
Deferred expenses and other current assets	50	538

Total other current assets	9,665	9,078

Prepaid expenses and other prepayments primarily include advances to our sub-contractors on research and development activities. They mainly relate to advance payments to suppliers of biological raw materials and to third parties participating in product manufacturing.
During the years ended December 31, 2022 and December 31, 2021, we prepaid certain manufacturing and clinical costs related to our product candidates UCART123, UCART22, UCART20x22 and UCARTCS1 of which the delivery of products or services is expected in the coming months.
As of December 31, 2021, deferred expenses and other current assets are immaterial. All equipment at our Raleigh facility has been received. As of December 31, 2022, deferred expenses and other current assets of $0.5 million are mainly related to our product candidates UCART123, UCART22, UCART20x22 and UCARTCS1 of which the delivery of products or services is expected in the coming months.
As of December 31, 2021, tax and social receivables are immaterial. As of December 31, 2022 tax and social receivables relate mainly to the favorable outcome of a claim with the French social tax authorities regarding tax on stock options for $1.0 million.